Income (Loss) Per Share (Calculating Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) allocated to common stockholders - basic and diluted:
Income (loss) attributable to the Company	$ (204,616)	$ (16,282)	$ (288,817)	$ (54,299)	$ (113,635)	$ (126,966)	$ (67,008)
Less: Dividends on preferred stock	(10,644)	(10,644)	(21,288)	(21,288)	(42,577)	(42,577)	(44,761)
Less: Extinguishment of issuance costs upon redemption of preferred stock					0	0	10,799
Undistributed income (loss) allocated to common stockholders	(215,033)	(33,149)	(309,500)	(94,260)	(187,328)	(217,494)	(169,672)
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$ (215,033)	$ (27,284)	$ (309,500)	$ (76,416)	$ (157,488)	$ (170,437)	$ (123,920)
Weighted average common shares outstanding:
Weighted average common shares outstanding - basic (in shares)					9,984	9,728	9,521
Basic income (loss) per share:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (20.85)	$ (2.73)	$ (30.46)	$ (7.67)	$ (15.77)	$ (17.52)	$ (13.02)
Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share (in dollars per share)	$ (20.85)	$ (2.73)	$ (30.46)	$ (7.67)	$ (15.77)	$ (17.52)	$ (13.02)
Common Stock
Income (loss) allocated to common stockholders - basic and diluted:
Dividends declared	$ 0	$ (5,865)	$ 0	$ (17,844)	$ (29,840)	$ (47,057)	$ (45,752)
Performance stock units
Income (loss) allocated to common stockholders - basic and diluted:
Dividends declared	0	(95)	0	(285)	(475)	(50)	(393)
Restricted Stock
Income (loss) allocated to common stockholders - basic and diluted:
Dividends declared	$ 0	$ (263)	$ 0	$ (544)	$ (801)	$ (844)	$ (959)